Supplementary Financial Information	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Supplementary Financial Information [Abstract]
SUPPLEMENTARY FINANCIAL INFORMATION

10.   SUPPLEMENTARY FINANCIAL INFORMATION

Other Deductions and (Income)

	Three Months Ended March 31,
	2020	2019

Professional fees	$1	$3
Recoverable pension and OPEB - non-service costs	14	14
AFUDC equity income	(5)	-
Other, including interest income	3	-
Total other deductions and (income) - net	$13	$17

Interest Expense and Related Charges

	Three Months Ended March 31,
	2020	2019

Interest	$101	$88
Amortization of debt issuance costs and discounts	3	1
Less allowance for funds used during construction – capitalized interest portion	(3)	(3)
Total interest expense and related charges	$101	$86

Trade Accounts and Other Receivables

Trade accounts and other receivables reported on our balance sheets consisted of the following:

	At March 31,	At December 31,
	2020	2019

Gross trade accounts and other receivables	$662	$666
Allowance for uncollectible accounts	(6)	(5)
Trade accounts receivable – net	$656	$661

At both March 31, 2020 and December 31, 2019, REP subsidiaries of our two largest customers represented 15% and 11% of the trade accounts receivable balance, respectively.

Under a PUCT rule relating to the Certification of Retail Electric Providers, write-offs of uncollectible amounts owed by REPs are deferred as a regulatory asset.

Investments and Other Property

Investments and other property reported on our balance sheets consisted of the following:

	At March 31,	At December 31,
	2020	2019

Assets related to employee benefit plans	$112	$119
Land	12	12
Other	2	2
Total investments and other property	$126	$133

Property, Plant and Equipment

Property, plant and equipment - net reported on our balance sheets consisted of the following.

	Composite Depreciation Rate/	At March 31,	At December 31,
	Avg. Life at March 31, 2020	2020	2019
Assets in service:
Distribution	2.8% / 35.9 years	$14,211	$14,007
Transmission	2.9% / 35.0 years	11,201	11,094
Other assets	6.9% / 14.6 years	1,653	1,648
Total		27,065	26,749
Less accumulated depreciation		8,102	7,986
Net of accumulated depreciation		18,963	18,763
Construction work in progress		832	585
Held for future use		21	22
Property, plant and equipment – net		$19,816	$19,370

Intangible Assets

Intangible assets (other than goodwill) reported on our balance sheets as part of property, plant and equipment consisted of the following:

	At March 31, 2020			At December 31, 2019
	Gross			Gross
	Carrying	Accumulated		Carrying	Accumulated
	Amount	Amortization	Net	Amount	Amortization	Net

Identifiable intangible assets subject to amortization:
Land easements	$576	$108	$468	$575	$107	$468
Capitalized software	937	444	493	933	430	503
Total	$1,513	$552	$961	$1,508	$537	$971

Aggregate amortization expenses for intangible assets totaled $15 million and $13 million for the three months ended March 31, 2020 and 2019, respectively.  The estimated aggregate amortization expense for each of the next five fiscal years is as follows:

Year	Amortization Expense
2020	$61
2021	61
2022	61
2023	61
2024	60

Employee Benefit, Operating Lease and Other Obligations

Employee benefit, operating lease and other obligations reported on our balance sheets consisted of the following:

	At March 31,	At December 31,
	2020	2019

Retirement plans and other employee benefits	$1,810	$1,834
Operating lease liabilities	94	66
Investment tax credits	6	6
Other	88	74
Total employee benefit, operating lease and other obligations	$1,998	$1,980

Supplemental Cash Flow Information

	Three Months Ended March 31,
	2020	2019

Cash payments (receipts) related to:
Interest	$90	$56
Less capitalized interest	(3)	(3)
Interest payments (net of amounts capitalized)	$87	$53

Noncash increase in operating lease obligations for ROU assets	$37	$88

Noncash construction expenditures (a)	$221	$168

____________

(d)	Represents end-of-period accruals.

13.   SUPPLEMENTARY FINANCIAL INFORMATION

Other Deductions and (Income)

	Year Ended December 31,
	2019	2018	2017

Professional fees	$10	$12	$15
Sempra Acquisition related costs	-	12	-
InfraREIT Acquisition related costs	9	-	-
Recoverable Pension and OPEB - non-service costs	57	53	31
Non-recoverable pension and OPEB (Note 10)	4	6	5
AFUDC equity income	(10)	-	-
Interest income	(5)	(1)	(6)
Other	(2)	2	1
Total other deductions and (income) - net	$63	$84	$46

Interest Expense and Related Charges

	Year Ended December 31,
	2019	2018	2017

Interest	$382	$358	$351
Amortization of debt issuance costs and discounts	9	6	3
Less AFUDC – capitalized interest portion	(16)	(13)	(12)
Total interest expense and related charges	$375	$351	$342

Trade Accounts and Other Receivables

Trade accounts and other receivables reported on our balance sheet consisted of the following:

	At December 31,
	2019	2018

Gross trade accounts and other receivables	$666	$562
Allowance for uncollectible accounts	(5)	(3)
Trade accounts receivable – net	$661	$559

At December 31, 2019, REP subsidiaries of two of our largest counterparties represented 15% and 11% of the trade accounts receivable balance and at December 31, 2018, represented 13% and 10% of the trade accounts receivable balance.

Under a PUCT rule relating to the Certification of Retail Electric Providers, write-offs of uncollectible amounts owed by REPs are deferred as a regulatory asset.

Investments and Other Property

Investments and other property reported on our balance sheet consist of the following:

	At December 31,
	2019	2018

Assets related to employee benefit plans	$119	$108
Land	12	12
Other	2	-
Total investments and other property	$133	$120

The majority of these assets represent cash surrender values of life insurance policies that are purchased to fund liabilities under deferred compensation plans.  At December 31, 2019 and 2018, the face amount of these policies totaled $172 million and $157 million, respectively, and the net cash surrender values (determined using a Level 2 valuation technique) totaled $95 million and $87 million at December 31, 2019 and 2018, respectively.  Changes in cash surrender value are netted against premiums paid.  Other investment assets held to satisfy deferred compensation liabilities are recorded at market value.

Property, Plant and Equipment

Property, plant and equipment reported on our balance sheet consisted of the following:

	Composite Depreciation Rate/	At December 31,
	Avg. Life at December 31, 2019	2019	2018
Assets in service:
Distribution	2.8% / 35.8 years	$14,007	$13,105
Transmission	2.9% / 35.0 years	11,094	8,568
Other assets	6.9% / 14.5 years	1,648	1,497
Total		26,749	23,170
Less accumulated depreciation		7,986	7,513
Net of accumulated depreciation		18,763	15,657
Construction work in progress		585	417
Held for future use		22	16
Property, plant and equipment – net		$19,370	$16,090

Depreciation expense as a percent of average depreciable property approximated 2.7%,  2.8% and 3.4% for the years ended December 31, 2019, 2018 and 2017, respectively.

Intangible Assets

Intangible assets (other than goodwill) reported on our balance sheet as part of property, plant and equipment consisted of the following:

	At December 31, 2019			At December 31, 2018
	Gross			Gross
	Carrying	Accumulated		Carrying	Accumulated
	Amount	Amortization	Net	Amount	Amortization	Net
Identifiable intangible assets subject to amortization:
Land easements	$575	$107	$468	$464	$101	$363
Capitalized software	933	430	503	787	385	402
Total	$1,508	$537	$971	$1,251	$486	$765

Aggregate amortization expense for intangible assets totaled $52 million, $50 million and $57 million for the years ended December 31, 2019, 2018 and 2017, respectively.  At December 31, 2019, the weighted average remaining useful lives of capitalized land easements and software were 83 years and 9 years, respectively.  The estimated aggregate amortization expense for each of the next five fiscal years is as follows:

Year	Amortization Expense

2020	$61
2021	61
2022	61
2023	61
2024	60

Goodwill totaling $4,740 million and $4,064 million were reported on our balance sheet at December 31, 2019 and 2018, respectively. The increase is due to the InfraREIT Acquisition.  None of this goodwill is being deducted for tax purposes.  See Note 1 regarding goodwill impairment assessment and testing.

Employee Benefit, Operating Lease and Other Obligations

Employee benefit, operating lease and other obligations reported on our balance sheet consisted of the following:

	At December 31,
	2019	2018

Retirement plans and other employee benefits	$1,834	$1,858
Operating lease liabilities (Notes 1 and 8)	66	-
Investment tax credits	6	8
Other	74	77
Total employee benefit, operating lease and other obligations	$1,980	$1,943

Supplemental Cash Flow Information

	Year Ended December 31,
	2019	2018	2017
Cash payments related to:

Interest	$368	$368	$345
Less capitalized interest	(16)	(13)	(12)
Interest payments (net of amounts capitalized)	$352	$355	$333

Amount in lieu of income taxes (a):
Federal	$56	$50	$(114)
State	22	21	20
Total payments (refunds) in lieu of income taxes	$78	$71	$(94)

Noncash increase in operating lease obligation for ROU assets	$38	$-	$-

Noncash Sharyland 2017 Asset Exchange costs	$-	$-	$383

Noncash investing and financing activity (b):
Acquisition:
Assets acquired	$2,547	$-	$-
Liabilities assumed	(1,223)	-	-
Cash paid	$1,324	$-	$-

Noncash construction expenditures (c)	$278	$174	$129

______________

(a)	See Note 12 for income tax related detail.
(b)	See Note 7 for more information on noncash debt exchanges related to InfraREIT Acquisition.
(c)	Represents end-of-period accruals.

Quarterly Information (unaudited)

Results of operations by quarter for the years ended December 31, 2019 and 2018 are summarized below.  In our opinion, all adjustments (consisting of normal recurring accruals) necessary for a fair statement of such amounts have been made.  Quarterly results are not necessarily indicative of a full year’s operations because of seasonal and other factors.

2019	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Operating revenues	$1,016	$1,041	$1,211	$1,079
Operating income	216	253	369	236
Net income	116	139	263	133

2018	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Operating revenues	$990	$1,021	$1,095	$995
Operating income	202	244	293	206
Net income	89	143	194	119